SCHEDULE OF OTHER RECEIVABLES NET (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Rental and other deposits		¥ 25,681	¥ 26,418
Others			1,578
Other receivables, gross		40,819	41,886
Less: provision for credit losses		(22,739)	(26,541)	¥ (30,251)	¥ (20,980)
Other receivables, net	$ 2,504	18,080	15,345
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Staff advance		¥ 15,138	¥ 13,890